Reinsurance Activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Reinsurance Activity
Schedule of reinsurers with a balance in excess of 5% of outstanding reinsurance receivables

Reinsurers with a balance in excess of 5% of the Company’s outstanding reinsurance receivables at December 31, 2013 are listed below (in thousands).

	Balances
	Due From	A.M. Best
	Reinsurers	Rating
Federal Emergency Management Agency	$3,875	N/A
General Reinsurance	1,119	A++
Lloyd’s Syndicate # 2001	409	A+
Hannover Rueckversicherung	295	A+
R+V Versicherung AG	360	N/A
	$6,058

Schedule of effects of reinsurance on premiums written and earned

The effects of reinsurance on premiums written and earned are summarized as follows (in thousands).

	Three Months Ended March 31,
	2014		2013
	Written	Earned	Written	Earned
Premiums from direct business	$43,770	$42,759	$41,857	$40,546
Reinsurance assumed	2,233	2,020	1,754	1,630
Reinsurance ceded	(4,186)	(4,460)	(4,555)	(4,703)
Net premiums	$41,817	$40,319	$39,056	$37,473

The effects of reinsurance on premiums written and earned are summarized as follows (in thousands).

	Year Ended December 31,
	2013		2012		2011
	Written	Earned	Written	Earned	Written	Earned
Premiums from direct business	$173,982	$168,942	$163,780	$162,383	$155,054	$147,419
Reinsurance assumed	7,987	7,202	6,422	5,882	5,388	5,176
Reinsurance ceded	(18,528)	(18,611)	(19,751)	(21,564)	(18,705)	(18,547)
Net premiums	$163,441	$157,533	$150,451	$146,701	$141,737	$134,048

Schedule of effects of reinsurance on incurred losses

The effects of reinsurance on incurred losses are as follows (in thousands).

	Three Months Ended March 31,
	2014	2013
Loss and LAE incurred	$17,752	$21,412
Reinsurance recoverables	585	(227)
Net loss and LAE incurred	$18,337	$21,185

The effects of reinsurance on incurred losses are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011
Loss and LAE incurred	$117,089	$115,347	$92,655
Reinsurance recoverables	(6,334)	(6,188)	4,079
Net loss and LAE incurred	$110,755	$109,159	$96,734